Basis of Presentation and General information	6 Months Ended
Jun. 30, 2020
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information

Castor Maritime Inc. (“Castor”) was incorporated in September 2017 under the laws of the Republic of the Marshall Islands. The accompanying consolidated financial statements include the accounts of Castor and its wholly-owned subsidiaries (collectively, the “Company”).

The Company is engaged in the worldwide ocean transportation of dry bulk cargoes through its vessel-owning subsidiaries. On December 21, 2018, Castor’s common shares began trading on the Norwegian OTC and on February 11, 2019, they began trading on the Nasdaq Capital Market, or Nasdaq, under the symbol “CTRM”.

Castor is controlled by Thalassa Investment Co. S.A. (“Thalassa”), a corporation incorporated in Liberia, which as of June 30, 2020, held 1.6% of the Company’s common shares and 100% of the Series B preferred shares and, accordingly, controlled the outcome of matters on which shareholders are entitled to vote. Thalassa is wholly-owned and controlled by Petros Panagiotidis, the Company’s Chairman, Chief Executive Officer and Chief Financial Officer.

Pavimar S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Pavimar”, or “the Manager”), a related party controlled by the sister of Petros Panagiotidis, Ismini Panagiotidis, provides technical, crew and operational management services to the Company.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Castor and its wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2019, filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 31, 2020 (the “2019 Annual Report”).

On September 27, 2019, the Company’s Board of Directors authorized a change in Castor’s fiscal year end from September 30 to December 31. As a result, the Company’s comparative unaudited interim condensed consolidated financial statements have been prepared on the basis of the revised fiscal year end. In the opinion of management, these financial statements reflect all adjustments which include normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2020 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2020.

As of June 30, 2020, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Vessel owning subsidiaries consolidated:

Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
Spetses Shipping Co. (“Spetses”)	Marshall Islands	Magic P	76,453	2004	February 2017
Bistro Maritime Co. (“Bistro”)	Marshall Islands	Magic Sun	75,311	2001	September 2019
Pikachu Shipping Co. (“Pikachu”)	Marshall Islands	Magic Moon	76,602	2005	October 2019

Subsidiaries consolidated formed to acquire vessel:

Company	Country of incorporation
Bagheera Shipping Co. (“Bagheera”)	Marshall Islands

COVID-19 related considerations

The COVID-19 pandemic has negatively impacted, and may continue to impact negatively, global economic activity and demand, including the dry-bulk shipping industry into which the Company operates. In case that the COVID-19 pandemic continues to negatively impact market rates in the long-term, depending on the pervasiveness of such economic recession, there could be a significant negative impact in the Company’s liquidity, vessels’ value and overall financial condition. The Company evaluates on a quarterly basis its ability to continue as a going concern in accordance the provisions of ASU No. 2014-15 for a period of one year after the date that the financial statements are issued. In light of the continuity of the COVID-19 pandemic and the overall uncertainty on its potential future impact, the Company, as at June 30, 2020, performed a sensitivity analysis on key assumptions such as the estimates of future charter rates for non-contracted revenue days in order to identify conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. As per the Company’s evaluation, it was concluded that COVID-19 related considerations did not adversely affect the Company’s ability to continue as a going concern.